The company - Agreement Related To Additional Preclinical Molecules With AstraZeneca (Details) - Agreement related to additional preclinical molecules with AstraZeneca € in Millions, $ in Millions	1 Months Ended
	Oct. 31, 2018 USD ($) option	Oct. 31, 2018 EUR (€) option
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of exclusive options granted | option	4	4
Advance received	$ 20.0	€ 17.5
Option exercise payment receivable from counter party	35.0
Development and regulatory milestone payments receivable from counter party	320.0
Commercialization milestone payments receivable from counter party	$ 500.0